Net finance costs (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Net finance costs
Interest and fees on convertible debentures		$ 171,042
Interest accretion of convertible debentures		182,700
Interest on term loans	$ 99,960	20,957
Interest on lease liabilities	307,691	211,666
Interest accretion on promissory notes and on balance due on business combination	110,203	17,937
Penalties and other interest expenses		57,550
Penalties And Other Interest Expenses On Financial Liabilities	19,325
Finance costs	537,179	524,074
Capitalized borrowing costs on Equipment under construction		(137,778)
Financial income
Accretion interest on royalties receivable	(132,809)
Net finance costs	$ 404,370	$ 524,074